S000088433 [Member] Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Nasdaq US Benchmark Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.56%	16.70%
Nasdaq-100 Top 30 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.57%	25.50%
iShares Nasdaq Top 30 Stocks ETF
Prospectus [Line Items]
Average Annual Return, Percent	22.36%	25.14%
Performance Inception Date		Oct. 23, 2024
iShares Nasdaq Top 30 Stocks ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.24%	25.00%
iShares Nasdaq Top 30 Stocks ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.31%	19.23%